Income Taxes - Reconciliation of Liability for Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Unrecognized Income Tax Benefits
Gross unrecognized income tax benefits, Beginning Balance	$ 2.9	$ 0.9	$ 1.1
Gross amount of increases in unrecognized tax benefits related to prior periods	0.3	1.7	0.7
Gross amount of decreases in unrecognized tax benefits related to prior periods	(0.4)		(0.9)
Gross amount of increases in unrecognized tax benefits related to current periods	0.1	0.3
Gross amount of decreases in unrecognized tax benefits related to current periods	(0.1)
Gross unrecognized income tax benefits, Ending Balance	2.8	2.9	0.9
Accrued Interest and Penalties
Unrecognized Tax Benefits, Accrued interest and penalties, Beginning Balance	0.0	0.0	0.3
Gross amount of increases in unrecognized tax benefits related to prior periods	0.0	0.0	0.1
Gross amount of decreases in unrecognized tax benefits related to prior periods	0.0	0.0	(0.4)
Gross amount of increases in unrecognized tax benefits related to current period	0.0
Gross amount of decreases in unrecognized tax benefits related to current periods	0.0
Unrecognized Tax Benefits, Accrued interest and penalties, Ending Balance	$ 0.0	$ 0.0	$ 0.0